Debt - Schedule of AerCap Trust & AICDC Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of Long-term Debt [Abstract]
2026	$ 6,219,771
2027	7,349,675
2028	9,312,710
2029	4,836,895
2030	2,108,120
Thereafter	13,979,091
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	34,245,452	$ 34,750,000
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2026	5,250,000
2027	4,000,000
2028	6,050,000
2029	2,100,000
2030	1,450,000
Thereafter	10,150,000
Debt	$ 29,000,000	$ 29,950,000